OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY
Future undiscounted minimum lease payments, Year ending December 31, 2021	$ 644,319	$ 322,806
Future undiscounted minimum lease payments, Year ending December 31, 2022	546,573
Future undiscounted minimum lease payments, Year ending December 31, 2023	546,573
Future undiscounted minimum lease payments, Year ending December 31, 2024	573,902
Future undiscounted minimum lease payments, Year ending December 31, 2025	579,368
Future undiscounted minimum lease payments,Thereafter	96,561
Total future undiscounted minimum lease payments	$ 2,987,296